PREPAID EXPENSES AND OTHER LONG-TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Long-Term Assets

	December 31,
	2022	2021
Deferred commission costs	$138,861	$138,343
Severance pay fund	11,967	13,180
Prepaid expenses	74,819	66,882
Other	5,849	6,039
	$231,496	$224,445